Fair Value Measurements - Schedule of Fair Value Measurement of Assets And Liabilities Based on Hierarchy (Details) - ALTIMAR ACQUISITION CORP. II [Member]	Sep. 30, 2021 USD ($)
Investments held in the Trust Account | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 345,011,697
Public Warrants | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	9,070,433
Private Placement Warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 10,572,537